Principles of Consolidation (Tables)	12 Months Ended
Dec. 31, 2024
Principles Of Consolidation
Schedule of Direct Equity Investments

The direct equity investments of CEMIG, included in the consolidation, are the following:

	Dec. 31, 2024 and 2023
Subsidiary	Form of valuation	Direct interest (%)
Cemig Geração e Transmissão S.A.	Consolidation	100.00
Cemig Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais	Consolidation	99.57
Cemig Soluções Inteligentes em Energia S.A.	Consolidation	100.00
Sete Lagoas Transmissora de Energia S.A.	Consolidation	100.00